Fair value of financial assets and liabilities - Financial liabilities subject to offsetting (Detail) - Derivatives [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of financial assets and liabilities [Line items]
Gross amounts of recognised financial liabilities	€ (383)	€ (873)
Net amounts of financial liabilities presented in the balance sheet	(383)	(873)
Related amounts not offset in the balance sheet [Abstract]
Financial instruments	38	92
Net amount	€ (345)	€ (781)